Capital Leases	12 Months Ended
Dec. 31, 2013
Leases [Abstract]
Capital Leases

14. Capital Leases

The Company accounts for certain equipment acquired under financing arrangements as capital leases. This equipment is included in property, plant and equipment and related amortization is included in depreciation expense.

As of December 31, 2013 and 2012, the cost of this equipment was $3,046,000 and $939,000, respectively, and the related accumulated amortization was $935,000 and $465,000, respectively.

Amortization of capital leases for the years ended December 31, 2013, 2012 and 2011 was $470,000, $175,000 and $143,000, respectively.

As of December 31, 2013, aggregate contractual future minimum lease payments on the capital leases are due as follows (in thousands):

CAPITAL LEASES
Years ending December 31:
2014	$1,520
2015	1,120
2016	54

Total minimum payments required	2,694
Less: amount representing interest	(159)

Present value of future payments	2,535
Less: current portion	(1,401)

$1,134